Quarterly Holdings Report
for
Fidelity® Conservative Income Bond Fund
November 30, 2021
FCV-NPRT1-0122
1.924095.110
Nonconvertible Bonds - 71.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 0.7%
NTT Finance Corp. 0.373% 3/3/23 (b)	49,820,000	49,674,870
Entertainment - 0.4%
The Walt Disney Co. 3% 9/15/22	28,000,000	28,547,216
Media - 0.7%
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.5055% 3/4/22 (c)(d)	47,662,000	47,705,157
Wireless Telecommunication Services - 0.5%
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7254% 3/22/22 (c)(d)	31,024,000	31,064,959
TOTAL COMMUNICATION SERVICES		156,992,202
CONSUMER DISCRETIONARY - 4.4%
Automobiles - 3.9%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.3096% 2/22/23 (c)(d)	15,898,000	15,897,929
0.4% 10/21/22	13,760,000	13,746,398
2.2% 6/27/22	25,750,000	26,000,586
BMV Finance NV 2.25% 8/12/22 (b)	20,155,000	20,396,558
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.5789% 4/1/24 (b)(c)(d)	28,838,000	29,039,107
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.900% 1.056% 2/15/22 (b)(c)(d)	58,113,000	58,202,368
2.85% 1/6/22 (b)	7,919,000	7,935,274
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8092% 3/8/24 (c)(d)	19,604,000	19,678,768
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	16,700,000	16,930,294
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (b)	23,359,000	23,377,015
2.9% 5/13/22 (b)	36,127,000	36,496,848
		267,701,145
Textiles, Apparel & Luxury Goods - 0.5%
VF Corp. 2.05% 4/23/22	31,289,000	31,479,195
TOTAL CONSUMER DISCRETIONARY		299,180,340
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
7-Eleven, Inc. 0.625% 2/10/23 (b)	3,566,000	3,555,051
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Enbridge, Inc.:
3 month U.S. LIBOR + 0.500% 0.66% 2/18/22 (c)(d)	12,381,000	12,388,796
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (c)(d)	10,886,000	10,883,061
2.9% 7/15/22	30,858,000	31,254,665
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.330% 0.485% 8/16/22 (c)(d)	36,278,000	36,354,154
Western Gas Partners LP 3 month U.S. LIBOR + 2.100% 2.2218% 1/13/23 (c)(d)	6,268,000	6,235,406
		97,116,082
FINANCIALS - 51.3%
Banks - 31.0%
Bank of America Corp.:
3 month U.S. LIBOR + 1.000% 1.1239% 4/24/23 (c)(d)	6,751,000	6,772,434
0.523% 6/14/24 (c)	23,400,000	23,224,401
2.816% 7/21/23 (c)	11,725,000	11,873,661
2.881% 4/24/23 (c)	30,425,000	30,687,389
3.004% 12/20/23 (c)	47,004,000	48,062,996
3.124% 1/20/23 (c)	45,379,000	45,531,224
3.3% 1/11/23	9,800,000	10,089,048
Bank of Montreal:
3 month U.S. LIBOR + 0.570% 0.7023% 3/26/22 (c)(d)	30,449,000	30,501,744
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.260% 0.3141% 9/15/23 (c)(d)	25,000,000	24,992,403
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.3186% 4/14/23 (c)(d)	27,400,000	27,426,578
2.9% 3/26/22	20,196,000	20,362,001
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.3091% 9/15/23 (c)(d)	30,450,000	30,387,619
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 7/31/24 (c)(d)	26,000,000	25,987,595
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.4935% 4/15/24 (c)(d)	29,350,000	29,399,895
Barclays Bank PLC 1.7% 5/12/22	3,860,000	3,876,682
Barclays PLC:
3 month U.S. LIBOR + 1.430% 1.586% 2/15/23 (c)(d)	6,475,000	6,489,235
3.684% 1/10/23	21,770,000	21,838,463
4.61% 2/15/23 (c)	33,707,000	33,967,688
BB&T Corp. 3.95% 3/22/22	2,000,000	2,015,583
BNP Paribas SA 3.5% 3/1/23 (b)	16,600,000	17,155,497
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4268% 1/14/22 (b)(c)(d)	31,752,000	31,760,968
3 month U.S. LIBOR + 1.240% 1.3541% 9/12/23 (b)(c)(d)	14,800,000	15,043,371
3% 5/22/22 (b)	34,400,000	34,805,027
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.389% 6/22/23 (c)(d)	27,203,000	27,231,595
2.606% 7/22/23 (c)	30,832,000	31,200,909
Capital One Bank NA 2.014% 1/27/23 (c)	44,405,000	44,487,533
Capital One NA 3 month U.S. LIBOR + 0.820% 0.9644% 8/8/22 (c)(d)	11,300,000	11,343,373
Citigroup, Inc.:
3 month U.S. LIBOR + 1.430% 1.5499% 9/1/23 (c)(d)	12,000,000	12,105,636
2.7% 10/27/22	24,868,000	25,316,712
2.75% 4/25/22	4,242,000	4,273,389
2.876% 7/24/23 (c)	30,000,000	30,405,873
3.142% 1/24/23 (c)	50,000,000	50,178,749
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	40,167,000	41,154,846
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (b)(c)(d)	25,121,000	25,102,159
Fifth Third Bank, Cincinnati 3 month U.S. LIBOR + 0.640% 0.7716% 2/1/22 (c)(d)	8,778,000	8,782,038
First Republic Bank 2.5% 6/6/22	25,000,000	25,224,767
HSBC Holdings PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.63% 11/22/24 (c)(d)	20,000,000	20,000,000
3.262% 3/13/23 (c)	39,855,000	40,135,335
3.95% 5/18/24 (c)	16,100,000	16,745,560
ING Groep NV 3.15% 3/29/22	21,500,000	21,688,922
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 1.230% 1.3539% 10/24/23 (c)(d)	19,286,000	19,455,825
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6291% 3/16/24 (c)(d)	40,575,000	40,723,412
0.697% 3/16/24 (c)	26,600,000	26,564,032
2.776% 4/25/23 (c)	38,827,000	39,141,636
3.207% 4/1/23 (c)	20,885,000	21,065,093
3.559% 4/23/24 (c)	24,785,000	25,697,386
3.797% 7/23/24 (c)	11,250,000	11,758,057
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.7916% 2/1/22 (c)(d)	29,794,000	29,822,542
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (c)(d)	15,000,000	14,980,086
Lloyds Banking Group PLC:
1.326% 6/15/23 (c)	15,660,000	15,701,021
2.858% 3/17/23 (c)	23,800,000	23,945,295
2.907% 11/7/23 (c)	26,460,000	26,941,994
3% 1/11/22	58,670,000	58,832,516
M&T Bank Corp. 3 month U.S. LIBOR + 0.680% 0.8049% 7/26/23 (c)(d)	15,000,000	15,125,888
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8155% 3/7/22 (c)(d)	34,667,000	34,724,637
3 month U.S. LIBOR + 0.860% 0.9849% 7/26/23 (c)(d)	25,243,000	25,494,587
2.623% 7/18/22	25,000,000	25,336,152
2.665% 7/25/22	25,000,000	25,353,550
3.218% 3/7/22	39,904,000	40,205,458
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.840% 0.9623% 7/16/23 (c)(d)	12,315,000	12,366,560
3 month U.S. LIBOR + 0.850% 0.9641% 9/13/23 (c)(d)	5,725,000	5,749,348
3 month U.S. LIBOR + 0.880% 0.9941% 9/11/22 (c)(d)	14,700,000	14,774,692
3 month U.S. LIBOR + 0.940% 1.1156% 2/28/22 (c)(d)	13,476,000	13,502,817
2.721% 7/16/23 (c)	40,000,000	40,485,984
2.953% 2/28/22	47,035,000	47,331,321
MUFG Union Bank NA 3 month U.S. LIBOR + 0.600% 0.7155% 3/7/22 (c)(d)	34,598,000	34,631,460
NatWest Markets PLC 3.625% 9/29/22 (b)	37,178,000	38,141,437
PNC Bank NA:
3 month U.S. LIBOR + 0.430% 0.546% 12/9/22 (c)(d)	35,387,000	35,389,123
1.743% 2/24/23 (c)	15,373,000	15,411,526
Rabobank Nederland 3.875% 2/8/22	10,696,000	10,764,753
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 0.9511% 1/10/22 (c)(d)	20,205,000	20,221,730
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4997% 10/26/23 (c)(d)	31,000,000	31,130,045
Sumitomo Mitsui Banking Corp. 3.2% 7/18/22	30,000,000	30,505,926
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.860% 0.9836% 7/19/23 (c)(d)	12,997,000	13,127,297
2.846% 1/11/22	5,000,000	5,013,617
Synovus Bank 2.289% 2/10/23 (c)	5,036,000	5,045,715
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.6499% 12/1/22 (c)(d)	28,063,000	28,206,255
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2692% 6/2/23 (c)(d)	30,250,000	30,254,991
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.350% 0.4042% 3/4/24 (c)(d)	32,800,000	32,838,970
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.5297% 1/27/23 (c)(d)	34,290,000	34,406,963
0.25% 1/6/23	30,480,000	30,370,464
Truist Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.200% 0.2491% 1/17/24 (c)(d)	30,450,000	30,435,080
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.730% 0.7792% 3/9/23 (c)(d)	32,136,000	32,337,878
U.S. Bank NA, Cincinnati 3 month U.S. LIBOR + 0.180% 0.3095% 1/21/22 (c)(d)	36,222,000	36,223,071
Wells Fargo & Co. 3.5% 3/8/22	8,982,000	9,057,266
		2,126,222,354
Capital Markets - 11.6%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 8/9/23 (c)(d)	16,400,000	16,388,867
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.44% 2/2/24 (c)(d)	50,000,000	49,912,500
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.5% 2/4/22 (c)(d)	83,210,000	83,234,963
2.8% 4/8/22	24,669,000	24,874,973
Deutsche Bank AG New York Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.55% 11/8/23 (c)(d)	28,400,000	28,365,636
3.3% 11/16/22	19,031,000	19,486,240
5% 2/14/22	38,947,000	39,289,370
E*TRADE Financial Corp. 2.95% 8/24/22	47,617,000	48,375,458
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.914% 2/23/23 (c)(d)	46,919,000	47,152,938
3 month U.S. LIBOR + 1.000% 1.1239% 7/24/23 (c)(d)	5,757,000	5,779,612
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/8/23 (c)(d)	30,000,000	29,980,110
0.481% 1/27/23	34,379,000	34,263,736
0.627% 11/17/23 (c)	34,436,000	34,346,737
2.905% 7/24/23 (c)	19,500,000	19,753,141
2.908% 6/5/23 (c)	21,350,000	21,576,522
5.75% 1/24/22	20,265,000	20,421,057
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.7488% 1/20/23 (c)(d)	49,171,000	49,202,961
0.529% 1/25/24 (c)	16,992,000	16,925,205
0.56% 11/10/23 (c)	25,185,000	25,108,118
2.75% 5/19/22	34,729,000	35,091,271
3.737% 4/24/24 (c)	15,000,000	15,563,267
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/1/23 (b)(c)(d)	23,250,000	23,256,989
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.41% 2/9/24 (b)(c)(d)	36,650,000	36,738,583
1.75% 4/21/22 (b)	30,946,000	31,078,172
UBS Group AG:
3 month U.S. LIBOR + 0.950% 1.106% 8/15/23 (b)(c)(d)	28,100,000	28,246,824
2.65% 2/1/22 (b)	12,750,000	12,798,020
		797,211,270
Consumer Finance - 4.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.680% 0.73% 9/29/23 (c)(d)	20,613,000	20,595,891
American Express Co.:
3 month U.S. LIBOR + 0.610% 0.7416% 8/1/22 (c)(d)	24,003,000	24,052,556
3 month U.S. LIBOR + 0.620% 0.78% 5/20/22 (c)(d)	30,998,000	31,014,638
2.75% 5/20/22	51,755,000	52,225,423
American Express Credit Corp. 2.7% 3/3/22	23,797,000	23,887,440
John Deere Capital Corp. 2.75% 3/15/22	7,085,000	7,135,967
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (c)(d)	30,000,000	30,027,458
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.3688% 4/6/23 (c)(d)	30,100,000	30,091,000
0.45% 7/22/22	27,195,000	27,179,176
1.15% 5/26/22	34,595,000	34,721,320
		280,930,869
Diversified Financial Services - 0.5%
Athene Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (b)(c)(d)	32,000,000	32,043,104
Insurance - 4.1%
Equitable Financial Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.438% 4/6/23 (b)(c)(d)	31,725,000	31,772,524
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.6187% 1/13/23 (b)(c)(d)	32,895,000	33,039,738
3.875% 4/11/22 (b)	9,485,000	9,603,422
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.5985% 1/17/23 (b)(c)(d)	42,351,000	42,486,660
0.55% 7/13/22 (b)	37,753,000	37,768,822
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.4011% 1/10/23 (b)(c)(d)	28,272,000	28,334,310
3 month U.S. LIBOR + 0.280% 0.4095% 1/21/22 (b)(c)(d)	17,145,000	17,150,470
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.27% 2/2/23 (b)(c)(d)	30,150,000	30,164,291
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.4278% 4/12/24 (b)(c)(d)	30,000,000	30,043,102
Principal Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.4987% 4/12/24 (b)(c)(d)	19,254,000	19,336,698
		279,700,037
TOTAL FINANCIALS		3,516,107,634
HEALTH CARE - 3.6%
Biotechnology - 1.8%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.8096% 11/21/22 (c)(d)	13,716,000	13,784,426
2.3% 11/21/22	12,882,000	13,076,230
2.9% 11/6/22	23,496,000	23,968,048
3.25% 10/1/22	24,285,000	24,658,285
3.45% 3/15/22	45,076,000	45,232,694
		120,719,683
Health Care Providers & Services - 0.4%
CVS Health Corp. 3.5% 7/20/22	29,200,000	29,605,220
Life Sciences Tools & Services - 0.2%
Thermo Fisher Scientific, Inc. 0.5788% 10/18/24 (c)	10,321,000	10,335,094
Pharmaceuticals - 1.2%
AstraZeneca PLC 2.375% 6/12/22	27,104,000	27,342,063
Bristol-Myers Squibb Co. 2.6% 5/16/22	27,432,000	27,725,778
Viatris, Inc. 1.125% 6/22/22	28,100,000	28,142,077
		83,209,918
TOTAL HEALTH CARE		243,869,915
INDUSTRIALS - 3.3%
Aerospace & Defense - 0.2%
The Boeing Co. 1.167% 2/4/23	13,379,000	13,384,003
Industrial Conglomerates - 1.4%
Honeywell International, Inc.:
3 month U.S. LIBOR + 0.370% 0.5144% 8/8/22 (c)(d)	36,126,000	36,173,253
0.483% 8/19/22	9,633,000	9,633,947
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.4792% 3/11/24 (b)(c)(d)	32,000,000	32,100,992
0.4% 3/11/23 (b)	19,270,000	19,202,825
		97,111,017
Machinery - 1.7%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.220% 0.3466% 1/6/22 (c)(d)	11,246,000	11,247,234
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (c)(d)	31,260,000	31,242,014
0.25% 3/1/23	25,350,000	25,243,561
0.95% 5/13/22	33,583,000	33,683,077
1.9% 9/6/22	13,000,000	13,146,174
		114,562,060
TOTAL INDUSTRIALS		225,057,080
INFORMATION TECHNOLOGY - 0.6%
IT Services - 0.5%
IBM Corp. 2.85% 5/13/22	31,917,000	32,272,999
Semiconductors & Semiconductor Equipment - 0.1%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.2988% 10/1/24 (c)(d)	9,050,000	9,065,297
TOTAL INFORMATION TECHNOLOGY		41,338,296
MATERIALS - 0.0%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	3,085,000	3,086,763
REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
Kimco Realty Corp. 3.4% 11/1/22	16,486,000	16,807,104
UTILITIES - 4.2%
Electric Utilities - 3.5%
Cleco Power LLC 3 month U.S. LIBOR + 0.500% 0.6158% 6/15/23 (b)(c)(d)	15,106,000	15,101,583
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2992% 6/10/23 (c)(d)	14,005,000	13,997,885
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 5/10/23 (c)(d)	17,114,000	17,103,064
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(d)	42,128,000	42,059,752
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.000% 0.45% 11/3/23 (c)(d)	28,375,000	28,324,351
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (c)(d)	16,898,000	16,946,480
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.3823% 9/28/23 (c)(d)	8,800,000	8,800,025
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.379% 6/24/24 (c)(d)	18,657,000	18,654,590
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.3889% 12/3/21 (c)(d)	13,393,000	13,393,022
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.6889% 4/3/23 (c)(d)	25,000,000	25,030,378
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.830% 0.8789% 4/1/24 (c)(d)	25,000,000	25,049,898
Southern Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.370% 0.42% 5/10/23 (c)(d)	13,806,000	13,783,496
		238,244,524
Gas Utilities - 0.3%
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7241% 3/11/23 (c)(d)	16,175,000	16,175,299
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.4658% 9/14/23 (c)(d)	4,524,000	4,519,974
		20,695,273
Multi-Utilities - 0.4%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	13,794,000	13,793,310
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.646% 9/15/23 (c)(d)	12,339,000	12,341,851
		26,135,161
TOTAL UTILITIES		285,074,958
TOTAL NONCONVERTIBLE BONDS (Cost $4,888,377,242)		4,888,185,425

U.S. Government and Government Agency Obligations - 5.9%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.7%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (c)(d)	28,529,000	28,557,959
Freddie Mac U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.130% 0.18% 8/5/22 (c)(d)	18,688,000	18,700,955
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		47,258,914
U.S. Treasury Obligations - 5.2%
U.S. Treasury Notes:
0.125% 5/31/22	152,343,000	152,355,115
0.125% 6/30/22	11,710,600	11,707,855
0.125% 12/31/22	120,000,000	119,789,063
0.375% 10/31/23	72,535,000	72,336,662
TOTAL U.S. TREASURY OBLIGATIONS		356,188,695
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $403,592,502)		403,447,609

Bank Notes - 3.1%
	Principal Amount (a)	Value ($)
BBVA U.S.A. 2.875% 6/29/22	46,322,000	46,878,596
Capital One NA 2.15% 9/6/22	38,374,000	38,795,442
Citizens Bank NA 3.25% 2/14/22	16,800,000	16,857,624
Huntington National Bank 2.5% 8/7/22	22,725,000	23,018,030
MUFG Union Bank NA 3.15% 4/1/22	19,025,000	19,156,242
Truist Bank 2.8% 5/17/22	52,565,000	53,066,537
U.S. Bank NA, Cincinnati 1.8% 1/21/22	13,442,000	13,456,378
TOTAL BANK NOTES (Cost $211,291,485)		211,228,849

Certificates of Deposit - 0.5%
	Principal Amount (a)	Value ($)
Barclays Bank PLC yankee 0.28% 5/17/22 (Cost $34,200,000)	34,200,000	34,210,790

Commercial Paper - 6.5%
	Principal Amount (a)	Value ($)
Cigna Corp. 0.29% 2/11/22	34,000,000	33,984,350
Enel Finance America LLC:
yankee:
0.29% 1/7/22	16,407,000	16,404,212
0.3% 1/24/22	19,600,000	19,594,520
0.37% 7/11/22	34,200,000	34,115,471
0.4% 9/22/22	31,000,000	30,886,066
0.4% 8/11/22	29,300,000	29,213,380
General Motors Financial Co., Inc.:
0.36% 1/19/22	9,700,000	9,695,420
0.36% 2/14/22	4,600,000	4,596,446
0.36% 2/14/22	10,000,000	9,992,273
HSBC U.S.A., Inc.:
yankee:
0.35% 5/13/22	34,250,000	34,192,737
0.4% 2/4/22	30,000,000	29,985,921
0.33% 9/13/22	34,200,000	34,072,126
0.33% 10/4/22	30,200,000	30,075,978
NatWest Markets PLC yankee:
0.3% 6/21/22	33,200,000	33,149,828
0.35% 4/19/22	34,300,000	34,269,720
Societe Generale yankee 0.295% 4/28/22	35,000,000	34,972,623
Viatris, Inc. 0.68% 4/26/22	25,400,000	25,350,216
TOTAL COMMERCIAL PAPER (Cost $444,580,529)		444,551,287

Money Market Funds - 12.7%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (e) (Cost $875,652,642)	875,530,411	875,705,517

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,857,694,400)	6,857,329,477
NET OTHER ASSETS (LIABILITIES) - 0.0%	(1,454,869)
NET ASSETS - 100.0%	6,855,874,608

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $904,039,442 or 13.2% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	804,107,746	882,229,521	810,631,750	113,123	-	-	875,705,517	1.4%
Total	804,107,746	882,229,521	810,631,750	113,123	-	-	875,705,517

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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